Related Party Transactions - Schedule of significant related party transactions, lease transactions rent expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CyberLink-Japan
Related Party Transactions
Rent expense	$ 39	$ 44